Shareholder Report, Line Graph (Details) LMA2200_ClearBridge Select Fund_Class FI_TSR Annual {Class FI} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name											Class FI
Accumulated Value	$ 38,077	$ 28,132	$ 26,745	$ 41,111	$ 28,421	$ 19,600	$ 17,029	$ 13,646	$ 10,203	$ 10,000	$ 43,903
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	$ 30,910	$ 22,422	$ 20,688	$ 24,782	$ 17,221	$ 15,635	$ 13,776	$ 12,924	$ 10,424	$ 10,000	$ 37,343